Valley Funding PLC ABS-15G

Exhibit 99.1

Deloitte LLP 2 New Street Square London EC4A 3BZ Phone: +44 (0)20 7936 3000 Fax: +44 (0)20 7583 1198 www.deloitte.co.uk

Independent Accountant’s Report on Applying Asset Agreed Upon Procedures

The Directors

Valley Funding PLC

10th Floor, 5 Churchill Place

London

E14 5HU

(the “Issuer”)

The Directors

Bank of Scotland plc

The Mound

Edinburgh

EH1 1YZ

(the “Seller”)

Lloyds Bank Corporate Markets plc

25 Gresham Street

London

EC2V 7HN

(“LBCM” and the “Lead Manager”)

Alantra Corporate Portfolio Advisors International Limited

25 Cannon St

London

EC4M 5SB

(“Alantra” and together with LBCM, the “Joint Arrangers”)

and the other Managers (as defined in the Engagement Letter)

3 December 2024

Dear Sirs/Madams,

PROPOSED ISSUE BY VALLEY FUNDING PLC OF RESIDENTIAL MORTGAGE-BACKED NOTES (the “Issue”)

We have performed the procedures enumerated below on certain residential mortgages (the “Loan Pool”), which were agreed to by the Issuer, the Seller, the Joint Arrangers, the Lead Manager and the other Managers (as defined in the Engagement Letter). The procedures were performed to assist you in evaluating the validity of certain characteristics of the Loan Pool. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The appropriateness of these procedures is solely the responsibility of the Issuer, the Seller, the Joint Arrangers, the Lead Manager and the other Managers. Consequently, we make no representation regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report (the “Asset Agreed Upon Procedures Report”) is addressed to the Directors of the Issuer, the Directors of the Seller, the Joint Arrangers, the Lead Manager and the other Managers identified in the Engagement Letter who have agreed to participate in the proposed Issue.

Deloitte LLP is a limited liability partnership registered in England and Wales with registered number OC303675 and its registered office at 1 New Street Square, London, EC4A 3HQ, United Kingdom.

Deloitte LLP is the United Kingdom affiliate of Deloitte NSE LLP, a member firm of Deloitte Touche Tohmatsu Limited, a UK private company limited by guarantee (“DTTL”). DTTL and each of its member firms are legally separate and independent entities. DTTL and Deloitte NSE LLP do not provide services to clients. Please see www.deloitte.com/about to learn more about our global network of member firms.

© 2024 Deloitte LLP. All rights reserved.

These procedures were established with the Issuer and the Seller, and the appropriateness of the procedures is solely the responsibility of the Issuer, the Seller, the Joint Arrangers, the Lead Manager and the other Managers as discussed above. The Issuer and the Seller shall be solely responsible for providing accurate and complete information requested by Deloitte necessary to perform the procedures. Deloitte has no responsibility for the accuracy or completeness of the information provided by or on behalf of the Issuer and the Seller, even if Deloitte had reason to know or should have known of such inaccuracy or incompleteness.

The procedures that we performed and our findings are as follows:

Scope of our work and factual findings

The procedures performed were as defined in Appendix 3 of the Engagement Letter (the “Agreed Upon Procedures”).

The Seller provided us with a data file ‘Project Frankie - Sub Loan IDs & SECBAL - 31082024 (Deloitte).xlsx’ (the “First Pool Run”) containing an account number for each of the 26,626 account numbers corresponding to each loan in the Loan Pool as at 31 August 2024 (the “Cut-off Date”).

A random sample of 458 loans was selected from the First Pool Run using the sampling approach below (the “Sample”).

The Seller then provided us with the data file ‘Deloitte Sample - Project Frankie - 31082024.xlsx’ (the “Sample Pool”) containing information for each loan in the Sample as at the Cut-off Date.

A random sample of 59 loans was selected as a sub-set of the 458 loans in the Sample Pool (the “Collections Sample” and the “Restructured Sample”).

The Seller provided the data file ‘PROJECT FRANKIE COLLECTIONS AUP AUG ME 2024.xlsx’ (the “Collections Sample Pool”) containing monthly payment received information for each loan in the Collections Sample as at the Cut-off Date.

The Seller provided the data file ‘Deloitte Sample - Project Frankie - Restructuring 31082024.xlsx’ the “Restructured Sample Pool”) containing restructure information for each loan in the Restructured Sample as at the Cut-off Date.

We have carried out the Agreed Upon Procedures on the Sample Pool during the period 20 September to 14 November 2024.

The sampling approach

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed Upon Procedures related to the documentation and procedures that support the Sample Pool contained in the First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in sections 1 and 2 below, has been limited to confirming that the selected attribute from the First Pool Run information relating to the Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed upon Procedures was the Customer Confirmation, Customer Declaration Form, Offer, product change documentation, valuation report, Mortgage Archive Retrieval System (“MARS”), Borrower’s origination printout (“AHD”), Information Lifecycle Management system (“ILM”), Mortgage Deed held on the land registry website, Land Registry Charge, and the primary system of record (the “UFSS System”).

1.             Pool agreed upon procedures at a 99% confidence level

On the assumption that the information in the First Pool Run is a complete and accurate representation of the Loan Pool, the sample sizes chosen were designed with the objective of us being able to state that there is a 99% confidence that not more than 1% of the population of the First Pool Run contained an error in the relevant attribute. Where errors were found in the Sample Pool, we have re-calculated the percentage errors that there might be in the First Pool Run and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

For each loan in the Sample Pool we carried out the following agreed upon procedures and have given a confidence and precision percentage for each procedure.

For the purposes of this report, the failure of a single attribute is termed an error.

1.1	Borrower’s Name(s)

In cases where the surname of one borrower changed to the surname of a joint borrower, we were informed by the Seller that such changes are as a result of changes in the marital status of the borrowers. For the avoidance of doubt, we did not check that any change in the surname of the borrower was due to a change in their marital status, as no evidence of changes to the marital status was available in the mortgage file.

1.1.1	For each loan in the Sample Pool, we confirmed whether the borrower’s name(s) shown in the Sample Pool substantially agreed with that/those shown on the Offer, MARS, ILM or AHD. Substantially agreed is defined as being able to identify the name where minor spelling errors or reversals of initials had occurred. We found that the borrower’s name(s) substantially agreed to the Offer, MARS, ILM or AHD, except for 1 case.

Loan ID	Description of exception
DT271	2nd borrower not shown on ILM

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

1.1.2	For each loan in the Sample Pool that was flagged with a registered title number, we confirmed whether the borrower’s name(s) shown on the Sample Pool substantially agreed to the Mortgage Deed or Land Registry Charge. Substantially agreed is defined as being able to identify the name where minor spelling errors or reversals of initials had occurred. We found that the borrower’s name(s) agreed to the Mortgage Deed or Land Registry Charge, except for 4 cases.

Loan ID	Description of exception
DT205	Document unavailable
DT329	Document unavailable
DT338	Document unavailable
DT402	Borrower name shown on Sample Pool did not agree to the borrower name shown on the Land Registry Charge

As a result of the procedure performed there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

1.2	Property Address

We were instructed by the Seller that this procedure should not include agreeing the postcode if other segments of the Property address were sufficient to substantially agree the property address. Additionally, For new build properties, we were instructed by the Seller to assume that differences between the property address in the Sample Pool and the loan documentation should not be considered to be errors if the property address was not substantially different as it can be expected that the property address can change as a mortgage progresses from application to completion. For the avoidance of doubt, if the postcode was missing, incomplete or incorrect, but the other segments of the property address substantially agreed then we did not treat this as an error. For the avoidance of doubt if the property address and the Sample Pool were not substantially different then we did not treat this as an error.

1.2.1	For each loan in the Sample Pool, we confirmed whether the property address shown in the Sample Pool substantially agreed with that on the Offer, MARS, ILM or AHD. Substantially agreed is defined as being able to identify the address where minor spelling errors had occurred. We found that the property address substantially agreed to the Offer, MARS, ILM or AHD, except for 2 cases.

Loan ID	Description of exception
DT013	Property address shown on the Sample Pool did not agree to the property address shown on ILM
DT144	Property address shown on the Sample Pool did not agree to the property address shown on ILM

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

1.2.2	For each loan in the Sample Pool that was flagged with a registered title number, we confirmed whether the property address shown on the Sample Pool substantially agreed to the Mortgage Deed or Land Registry Charge. Substantially agreed is defined as being able to identify the address where minor spelling errors have occurred. We found that the property address agreed to the Mortgage Deed or Land Registry Charge, except for 6 cases.

Loan ID	Description of exception
DT045	Property address not attainable from the Land Registry Charge
DT197	Property address not attainable from the Land Registry Charge
DT205	Document unavailable
DT329	Document unavailable
DT338	Document unavailable
DT429	Property address not attainable from the Land Registry Charge

As a result of the procedure performed there is a 99% confidence that not more than 4% of the First Pool Run contained errors.

1.3	Property tenure

For each loan in the Sample Pool, we confirmed whether the property tenure shown in the Sample Pool agreed with the Land Registry Charge, ILM, MARS or AHD. We found that the property tenure agreed to the Land Registry Charge, ILM, MARS or AHD, except for 1 case.

Loan ID	Description of exception
DT370	Sample Pool = Unknown; ILM and Land Registry Charge = Freehold

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

1.4	Property Type

For each loan in the Sample Pool, we confirmed whether the property type shown in the Sample Pool agreed with ILM, MARS or AHD. We found that the property type agreed to ILM, MARS or AHD, except for 10 cases.

Loan ID	Description of exception
DT005	Sample Pool = Residential (Terraced House) (4); ILM = Residential (House, detached or semi-detached) (1)
DT091	Sample Pool = Residential (House, detached or semi-detached) (1); ILM = Residential (Bungalow) (3)
DT172	Sample Pool = Residential (Terraced House) (4); no details on MARS

DT177	Sample Pool = No Data (ND); ILM = Residential (Bungalow) (3)
DT249	Sample Pool = Residential (House, detached or semi-detached) (1); ILM = Residential (Terraced House) (4)
DT256	Sample Pool = Residential (House, detached or semi-detached) (1); ILM = Residential (Terraced House) (4)
DT285	Residential (House, detached or semi-detached) (1); ILM = Residential (Terraced House) (4)
DT344	Sample Pool = No Data (ND); ILM = Residential (Bungalow) (3)
DT360	Sample Pool = Residential (House, detached or semi-detached) (1); ILM = Residential (Terraced House) (4)
DT366	Sample Pool = Residential (House, detached or semi-detached) (1); ILM = Residential (Flat/Apartment) (2)

As a result of the procedure performed there is a 99% confidence that not more than 5% of the First Pool Run contained errors.

1.5	Loan Purpose

For each loan in the Sample Pool, we confirmed whether the loan purpose shown in the Sample Pool agreed with ILM, offer, MARS or AHD. We found that the loan purpose agreed to ILM, offer, MARS or AHD, except for 1 case.

Loan ID	Description of exception
DT172	Sample Pool = Re-mortgage (2); no details on MARS

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

1.6	Purchase Price

For each loan in the Sample Pool, we confirmed whether the purchase price shown in the Sample Pool agreed with ILM, MARS or AHD. We found that the purchase price agreed to ILM, MARS or AHD, except for 4 cases.

Loan ID	Description of exception
DT040	Sample Pool = £208,009; ILM = £177,000
DT172	Sample Pool = ND; no details on MARS
DT370	Sample Pool = £97,851; ILM = £85,000
DT425	Sample Pool = £208,009; ILM = £177,000

As a result of the procedure performed there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

1.7	Amount(s) Advanced (original loan amounts)

For each mortgage loan in the Sample Pool, we confirmed whether the amount advanced shown in the Sample Pool agreed to within £50 of that shown on the Offer, ILM, MARS or AHD. We found that the amount advanced agreed to within £50 of that shown on the Offer, ILM, MARS or AHD, except for 2 cases.

Loan ID	Description of exception
DT172	Sample Pool = £50,000; Offer = £74,730
DT382	Offer unavailable

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

1.8	Interest Rate Type

For each mortgage loan in the Sample Pool, we confirmed whether the interest rate type shown in the Sample Pool agreed to that shown on the Offer, subsequent product switch documentation or the UFSS System. We found that the interest rate type agreed to that shown on the Offer, subsequent product switch documentation or the UFSS System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.9	Current Interest Rate

For each mortgage loan in the Sample Pool, we confirmed whether the current interest rate shown in the Sample Pool agreed to that shown on the Offer, subsequent product switch documentation or the UFSS System. We found that the current interest rate agreed to that shown on the Offer, subsequent product switch documentation or the UFSS System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.10	Date Advanced (completion date)

For each loan in the Sample Pool, we confirmed whether the date the amount was advanced in the Sample Pool agreed with that shown on the UFSS System. We found that the date the amount was advanced in the Sample Pool agreed with that shown on the UFSS System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.11	Securitisation Balance

For each loan in the Sample Pool, we confirmed whether the securitisation balance amount shown in the Sample Pool agreed to within £50 of the securitisation balance amount shown on the UFSS System as at the Cut-off Date. We found that the securitisation balance amount shown in the Sample Pool agreed to within £50 of the securitisation balance amount shown on the UFSS System as at the Cut-off Date, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.12	Maturity Date

For each loan in the Sample Pool, we confirmed whether the remaining loan term shown in the Sample Pool agreed to the maturity date for the primary account shown on the UFSS System, to within one month. We found that the maturity date in the Sample Pool agreed to the maturity date for the primary account shown on the UFSS System, to within one month, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.13	Valuation Date

For each loan in the Sample Pool, we confirmed whether the valuation date shown in the Sample Pool agreed to the valuation report, ILM, MARS or AHD. We found that the valuation date shown in the Sample Pool agreed to the valuation report, ILM, MARS or AHD, except for 1 case.

Loan ID	Description of exception
DT378	Sample Pool is blank; ILM = 17/06/2015

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

1.14	Valuation Amount

For each loan in the Sample Pool, we confirmed whether the valuation amount shown in the Sample Pool agreed to the valuation report, ILM, MARS or AHD. We found that the valuation amount shown in the Sample Pool agreed to the valuation report, ILM, MARS or AHD, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.15	Approved Valuer

For each loan in the Sample Pool, we confirmed whether the approved valuer shown in the Sample Pool agreed to the list of approved valuers on the UFSS System. We found that the approved valuer on the Sample Pool agreed to the list of approved valuers on the UFSS System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.16	First Lien

For each loan in the Sample Pool, we confirmed whether Bank of Scotland plc or Halifax plc held first lien status on the Land Registry Charge. We found that Bank of Scotland plc or Halifax plc held first lien status on the Land Registry Charge, except for 3 cases.

Loan ID	Description of exception
DT205	Document unavailable
DT329	Document unavailable
DT338	Document unavailable

As a result of the procedure performed there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

1.17	Account Number

For each loan in the Sample Pool, we confirmed the account number shown on the Sample Pool agreed with that shown on the UFSS System. We found that the account number agreed with that shown on the UFSS System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.18	Arrears

1.18.1	For each loan in the Sample Pool, we confirmed the arrears balance shown on the Sample Pool agreed with that shown on the UFSS System as at the Cut-off Date. We found that the arrears balance agreed with that shown on the UFSS System as at the Cut-off Date, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.18.2	For each loan in the Sample Pool, we confirmed the number of months in arrears shown on the Sample Pool agreed with that shown on the UFSS System as at the Cut-off Date, at loan level. We found that the number of months in arrears agreed with that shown on the UFSS System as at the Cut-off Date, at loan level, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.19	Repayment Type

For each loan in the Sample Pool, we confirmed whether the repayment type shown in the Sample Pool agreed to that shown on the Offer, ILM or the UFSS System. We found that the repayment type agreed to that shown on the Offer, ILM or the UFSS System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.20	Payment Due

For each loan in the Sample Pool, we confirmed whether the payment due shown in the Sample Pool agreed to that shown on the UFSS System. We found that the payment due agreed to that shown on the UFSS System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.21	Borrowers Year of Birth

1.21.1	For each loan in the Sample Pool, we confirmed whether the primary borrower’s year of birth shown in the Sample Pool agreed to that shown on the UFSS System. We found that the primary borrower’s year of birth agreed to that shown on the UFSS System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.21.2	For each loan in the Sample Pool, we confirmed whether the secondary borrower’s year of birth shown in the Sample Pool agreed to that shown on the UFSS System. We found that the secondary borrower’s year of birth agreed to that shown on the UFSS System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.22	Interest Reset Date

For each loan in the Sample Pool, we confirmed whether the interest reset date shown in the Sample Pool agreed to that shown on the UFSS System. We found that the interest reset date agreed to that shown on the UFSS System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.             Statistical Agreed upon Procedures at a 95% confidence level

The sample sizes chosen were designed with the objective of us being able to state that there is a 95% confidence that not more than 5% of the population of the First Pool Run contained an error in the relevant attribute. Where errors were found in the Sample Pool, we have re-calculated the percentage errors that there might be in the First Pool Run and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purpose of the Issue.

We carried out the following agreed upon procedures and have given a confidence and precision percentage for each procedure.

For the purposes of this report, the failure of a single attribute is termed an error. We report our findings, which are the factual results of the agreed-upon procedures performed.

2.1	Monthly Payments Received

2.1.1	For each mortgage loan in the Collections Sample Pool, we confirmed whether the August 2024 monthly payments received shown in the Collections Sample Pool agreed to that shown on the UFSS System. We found that the August 2024 monthly payments received agreed to that shown on the UFSS System, with no exception.

As a result of the procedure performed there is a 95% confidence that not more than 5% of the First Pool Run contained errors.

2.1.2	For each mortgage loan in the Collections Sample Pool, we confirmed whether the July 2024 monthly payments received shown in the Collections Sample Pool agreed to that shown on the UFSS System. We found that the July 2024 monthly payments received agreed to that shown on the UFSS System, with no exception.

As a result of the procedure performed there is a 95% confidence that not more than 5% of the First Pool Run contained errors.

2.1.3	For each mortgage loan in the Collections Sample Pool, we confirmed whether the June 2024 monthly payments received shown in the Collections Sample Pool agreed to that shown on the UFSS System. We found that the June 2024 monthly payments received agreed to that shown on the UFSS System, with no exception.

As a result of the procedure performed there is a 95% confidence that not more than 5% of the First Pool Run contained errors.

2.1.4	For each mortgage loan in the Collections Sample Pool, we confirmed whether the May 2024 monthly payments received shown in the Collections Sample Pool agreed to that shown on the UFSS System. We found that the May 2024 monthly payments received agreed to that shown on the UFSS System, with no exception.

As a result of the procedure performed there is a 95% confidence that not more than 5% of the First Pool Run contained errors.

2.1.5	For each mortgage loan in the Collections Sample Pool, we confirmed whether the April 2024 monthly payments received shown in the Collections Sample Pool agreed to that shown on the UFSS System. We found that the April 2024 monthly payments received agreed to that shown on the UFSS System, with no exception.

As a result of the procedure performed there is a 95% confidence that not more than 5% of the First Pool Run contained errors.

2.1.6	For each mortgage loan in the Collections Sample Pool, we confirmed whether the March 2024 monthly payments received shown in the Collections Sample Pool agreed to that shown on the UFSS System. We found that the March 2024 monthly payments received agreed to that shown on the UFSS System, with no exception.

As a result of the procedure performed there is a 95% confidence that not more than 5% of the First Pool Run contained errors.

2.1.7	For each mortgage loan in the Collections Sample Pool, we confirmed whether the February 2024 monthly payments received shown in the Collections Sample Pool agreed to that shown on the UFSS System. We found that the February 2024 monthly payments received agreed to that shown on the UFSS System, with no exception.

As a result of the procedure performed there is a 95% confidence that not more than 5% of the First Pool Run contained errors.

2.1.8	For each mortgage loan in the Collections Sample Pool, we confirmed whether the January 2024 monthly payments received shown in the Collections Sample Pool agreed to that shown on the UFSS System. We found that the January 2024 monthly payments received agreed to that shown on the UFSS System, with no exception.

As a result of the procedure performed there is a 95% confidence that not more than 5% of the First Pool Run contained errors.

2.1.9	For each mortgage loan in the Collections Sample Pool, we confirmed whether the December 2023 monthly payments received shown in the Collections Sample Pool agreed to that shown on the UFSS System. We found that the December 2023 monthly payments received agreed to that shown on the UFSS System, with no exception.

As a result of the procedure performed there is a 95% confidence that not more than 5% of the First Pool Run contained errors.

2.1.10	For each mortgage loan in the Collections Sample Pool, we confirmed whether the November 2023 monthly payments received shown in the Collections Sample Pool agreed to that shown on the UFSS System. We found that the November 2023 monthly payments received agreed to that shown on the UFSS System, with no exception.

As a result of the procedure performed there is a 95% confidence that not more than 5% of the First Pool Run contained errors.

2.1.11	For each mortgage loan in the Collections Sample Pool, we confirmed whether the October 2023 monthly payments received shown in the Collections Sample Pool agreed to that shown on the UFSS System. We found that the October 2023 monthly payments received agreed to that shown on the UFSS System, with no exception.

As a result of the procedure performed there is a 95% confidence that not more than 5% of the First Pool Run contained errors.

2.1.12	For each mortgage loan in the Collections Sample Pool, we confirmed whether the September 2023 monthly payments received shown in the Collections Sample Pool agreed to that shown on the UFSS System. We found that the September 2023 monthly payments received agreed to that shown on the UFSS System, with no exception.

As a result of the procedure performed there is a 95% confidence that not more than 5% of the First Pool Run contained errors.

2.2	Restructuring

The following procedures were confirmed to a certain period. For Halifax originated loans we confirmed whether the Sample Pool agreed to that shown in the mortgage change history of the UFSS System for the 5 years period 1 September 2019 to 31 August 2024 and for Birmingham Midshires originated loans we confirmed whether the Sample Pool agreed to that shown in the mortgage change history of the UFSS System for the 3 year period 1 September 2021 to 31 August 2024.

2.2.1	For each mortgage loan in the Restructured Sample Pool, we confirmed whether the latest restructuring type shown in the Restructured Sample Pool agreed to that shown on the UFSS System. We found that the latest restructuring type agreed to that shown on the UFSS System, with no exception.

As a result of the procedure performed there is a 95% confidence that not more than 5% of the First Pool Run contained errors.

2.2.2	For each mortgage loan in the Restructured Sample Pool, we confirmed whether the latest restructuring date shown in the Restructured Sample Pool agreed to that shown on the UFSS System. We found that the latest restructuring date agreed to that shown on the UFSS System, with no exception.

As a result of the procedure performed there is a 95% confidence that not more than 5% of the First Pool Run contained errors.

3.             Scope of this Asset Agreed Upon Procedures Report

The scope of our work in preparing this Asset Agreed Upon Procedures Report was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly, we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the appropriateness of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Report should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Report.

This Asset Agreed Upon Procedures Report has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Report is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this Asset Agreed Upon Procedures Report in connection with any offering of securities outside the United States.

4.             Use of this Asset Agreed Upon Procedures Report

Subject to the terms specified in in our Engagement Letter dated 2 December 2024, this Asset Agreed Upon Procedures Report is provided solely for the private information and use of the Issuer, the Seller, the Joint Arrangers, the Lead Manager and the other Managers and is not intended to be and should not be used by anyone other than the Issuer, the Seller, the Joint Arrangers, the Lead Manager and the other Managers. This Agreed Upon Procedures Report should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedures Report, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our Engagement Letter. For the avoidance of doubt, the Joint Arrangers, the Lead Manager and the Managers are being provided with the Asset Agreed Upon Procedures Report in their capacity as addressees and not the engaging party.

If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Report please do not hesitate to contact Louise Gill on +44 113 292 1299.

Yours truly,

/s/ Deloitte LLP

Deloitte LLP